Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
16.    Intangible assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:
Balance as of January 1, 2019	13,905
Additions	496
Balance as of December 31, 2019	14,401
Additions	1,311
Disposals	(1)
Balance as of December 31, 2020	15,711
Additions	353
Disposals	(6,278)
Balance as of December 31, 2021	9,786

Accumulated amortization:
Balance as of January 1, 2019	12,272
Amortization	702
Balance as of December 31, 2019	12,974
Amortization	753
Balance as of December 31, 2020	13,727
Amortization	742
Disposals	(6,278)
Balance as of December 31, 2021	8,191

Carrying amounts as of:
December 31, 2021	1,595
December 31, 2020	1,984
December 31, 2019	1,427
Expenses related to the amortization of intangible assets are presented as part of amortization of intangible assets in the consolidated statement of profit or loss.